Long-Term Debt (Narrative) (Details) - USD ($) $ in Millions	Mar. 27, 2026	Mar. 31, 2026	Dec. 31, 2025	May 15, 2025	Jun. 11, 2024
5.725% Senior Secured Note Due 2035 | Senior Secured Note
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 600.0
Stated interest rate percent			5.725%
3.650% Senior Secured Note Due 2025 [Member] | Senior Secured Note
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 400.0
Stated interest rate percent				3.65%
5.598% Series Due 2055 | Senior Secured Note | Puget Sound Energy
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 500.0
Stated interest rate percent			5.598%
5.330% Senior Secured Note Due 2034 | Senior Notes | Puget Sound Energy
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 400.0
Stated interest rate percent					5.33%
5.685% Senior Secured Note Due 2054 | Senior Notes | Puget Sound Energy
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 400.0
Stated interest rate percent					5.685%
Series A Junior Subordiated Notes [Member] | Senior Secured Note
Debt Instrument [Line Items]
Stated interest rate percent	7.00%
Series A Junior Subordiated Notes [Member] | Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 50.0
Stated interest rate percent	7.00%
Debt Instrument, Maturity Date	Sep. 15, 2056
Series B Junior Subordiated Notes [Member] | Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 450.0
Stated interest rate percent	7.25%
Series A Interest Reset Note [Member] | Senior Notes
Debt Instrument [Line Items]
Stated interest rate percent	2.961%
Series B Interest Reset Note [Member] | Senior Notes
Debt Instrument [Line Items]
Stated interest rate percent	7.25%
Junior Subordiated Notes [Member] | Senior Notes
Debt Instrument [Line Items]
Stated interest rate percent	2.848%